Retirement-Related Benefits (Reconciliation of Level 3 Assets) (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2013 U.S. Defined Benefit Pension Plans	Dec. 31, 2012 U.S. Defined Benefit Pension Plans	Dec. 31, 2011 U.S. Defined Benefit Pension Plans	Dec. 31, 2013 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2012 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2013 Level 3 U.S. Defined Benefit Pension Plans	Dec. 31, 2012 Level 3 U.S. Defined Benefit Pension Plans	Dec. 31, 2013 Level 3 U.S. Defined Benefit Pension Plans Government and related	Dec. 31, 2012 Level 3 U.S. Defined Benefit Pension Plans Government and related	Dec. 31, 2013 Level 3 U.S. Defined Benefit Pension Plans Corporate bonds	Dec. 31, 2012 Level 3 U.S. Defined Benefit Pension Plans Corporate bonds	Dec. 31, 2013 Level 3 U.S. Defined Benefit Pension Plans Mortgage and asset-backed securities	Dec. 31, 2012 Level 3 U.S. Defined Benefit Pension Plans Mortgage and asset-backed securities	Dec. 31, 2013 Level 3 U.S. Defined Benefit Pension Plans Fixed income commingled/ mutual funds	Dec. 31, 2012 Level 3 U.S. Defined Benefit Pension Plans Fixed income commingled/ mutual funds	Dec. 31, 2013 Level 3 U.S. Defined Benefit Pension Plans Hedge funds	Dec. 31, 2012 Level 3 U.S. Defined Benefit Pension Plans Hedge funds	Dec. 31, 2013 Level 3 U.S. Defined Benefit Pension Plans Private equity	Dec. 31, 2012 Level 3 U.S. Defined Benefit Pension Plans Private equity	Dec. 31, 2013 Level 3 U.S. Defined Benefit Pension Plans Private real estate	Dec. 31, 2012 Level 3 U.S. Defined Benefit Pension Plans Private real estate	Dec. 31, 2013 Level 3 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2012 Level 3 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2013 Level 3 Non-U.S. Defined Benefit Pension Plans Government and related	Dec. 31, 2012 Level 3 Non-U.S. Defined Benefit Pension Plans Government and related	Dec. 31, 2013 Level 3 Non-U.S. Defined Benefit Pension Plans Corporate bonds	Dec. 31, 2012 Level 3 Non-U.S. Defined Benefit Pension Plans Corporate bonds	Dec. 31, 2013 Level 3 Non-U.S. Defined Benefit Pension Plans Private equity	Dec. 31, 2012 Level 3 Non-U.S. Defined Benefit Pension Plans Private equity	Dec. 31, 2013 Level 3 Non-U.S. Defined Benefit Pension Plans Private real estate	Dec. 31, 2012 Level 3 Non-U.S. Defined Benefit Pension Plans Private real estate
Change in plan assets
Fair value of plan assets, balance at beginning of period	$ 53,954	$ 53,630	$ 51,218	$ 38,058	$ 35,362	$ 8,032	$ 7,932	$ 6	$ 29	$ 11	$ 12	$ 45	$ 45	$ 267	$ 246	$ 756	$ 713	$ 4,085	$ 4,098	$ 2,861	$ 2,790	$ 1,042	$ 977	$ 76	$ 96	$ 5	$ 39	$ 353	$ 262	$ 609	$ 580
Return on assets held at end of year						2,103	1,135	0	0	0	0	(1)	1	7	21	104	56	1,104	855	889	202	22	6	(12)	3	0	(1)	1	9	33	(5)
Return on assets sold during the year						(939)	(359)	0	0	0	2	0	1			0	14	(528)	(334)	(412)	(41)	16	14	1	3	0	1	18	9	(3)	0
Purchases, sales and settlements, net						(1,194)	(660)	(5)	(1)	3	(2)	0	(9)			0	(26)	(891)	(533)	(301)	(90)	1	21	(24)	(26)	(1)	(29)	26	62	1	14
Transfers, net						(33)	(15)	0	(22)	(8)	(1)	(26)	8										(10)		(2)		(5)		0		(3)
Foreign exchange impact				121	305																	29	34	2	1	0	0	12	11	15	23
Fair value of plan assets, balance at end of period	$ 53,954	$ 53,630	$ 51,218	$ 39,464	$ 38,058	$ 7,968	$ 8,032	$ 1	$ 6	$ 5	$ 11	$ 19	$ 45	$ 274	$ 267	$ 860	$ 756	$ 3,771	$ 4,085	$ 3,038	$ 2,861	$ 1,110	$ 1,042	$ 42	$ 76	$ 4	$ 5	$ 410	$ 353	$ 655	$ 609